UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: December 31, 2008

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 February 04, 2009

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 18

FORM 13F INFORMATION TABLE VALUE TOTAL: $66,798,635.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
ARRIS GROUP INC                NOTE 2.00% 11/26 04269QAC4       1675000.         2500           S                None
ALLIANT TECHSYSTEMS INC        NOTE 2.75% 2/24  018804AH7       3435000.         3000           S                None
COMMSCOPE INC                  NOTE 1.00% 3/24  203372AD9       4477500.         4500           S                None
COVANTA HOLDING CORP           NOTE 1.00% 2/27  22282EAA0       2730000.         3000           S                None
DOMINION RESOURCES INC         NOTE 2.125%12/23 25746UAT6       5337500.         5000           S                None
DIGITAL RIVER INC              NOTE 1.25% 1/24  25388BAB0       3990000.         4000           S                None
EARTHLINK INC                  NOTE VRN   11/26 270321AA0       2944000.         3200           S                None
HASBRO INC                     NOTE 2.75% 12/21 418056AN7       4116000.         3000           S                None
HORNBECK OFFSHORE              NOTE VRN   11/26 440543AE6       2320000.         4000           S                None
INFORMATICA CORP               NOTE 3.00% 3/26  45666QAB8       4656250.         5000           S                None
KINROSS GOLD                   NOTE 1.75% 3/28  496902AB3       1981760.         2252           S                None
KING PHARMACEUTICALS           NOTE 1.25% 4/26  495582AJ7       1500000.         2000           S                None
OMNICOM GROUP INC              NOTE FLOAT 2/31  681919AK2       4981250.         5000           S                None
PSS WORLD MEDICAL INC          NOTE 2.25% 3/24  69336AAB6       4525000.         4000           S                None
SEACOR HOLDINGS                NOTE 2.875%12/24 811904AJ0       6045000.         6000           S                None
ST MARY LAND & EXPLORATION     NOTE 3.5%  4/27  792228AD0       1778125.         2500           S                None
SYBASE INC                     NOTE 1.75% 2/25  871130AB6       5556250.         5000           S                None
SYMANTEC CORP                  NOTE .75%  6/11  871503AD0       4750000.         5000           S                None




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